Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee generally grants annual equity awards to the Company’s executive officers at its meeting in the first quarter of each year. Additionally, awards to non-executive
employees are typically presented to the Compensation Committee and granted in the fourth quarter of each year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the Company’s best interest, the Compensation Committee may approve grants to be effective at other times, such as the Retention Award granted to Mr. Downes. The Company may change its equity grant practices in the future. The Company did not grant any stock options or stock appreciation rights in 2025. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee generally grants annual equity awards to the Company’s executive officers at its meeting in the first quarter of each year. Additionally, awards to non-executive
employees are typically presented to the Compensation Committee and granted in the fourth quarter of each year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the Company’s best interest, the Compensation Committee may approve grants to be effective at other times, such as the Retention Award granted to Mr. Downes. The Company may change its equity grant practices in the future.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company did not grant any stock options or stock appreciation rights in 2025. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false